Capital Stock	12 Months Ended
Dec. 31, 2013
Capital Stock [Abstract]
Capital Stock

7 - CAPITAL STOCK

We have not agreed to register any of our common stock or warrants for resale under the Securities Act of 1933, as amended; however, warrants to acquire 100,000 shares of our common stock and 216,664 shares of our common stock issuable on conversion of our convertible subordinated notes have customary “piggy back” registration rights in the event we register shares of our common stock in the future.

Preferred Stock

On October 3, 2013, the Company issued 550,000 shares of newly created Series B Convertible Preferred Stock (“Series B Preferred Stock”) pursuant to a subscription agreement for the purchase of up to 650,000 Series B Preferred Stock entered into with an accredited investor. The gross proceeds from the sale of 550,000 Series B Preferred Stock were $550,000.   At December 31, 2013, all of the Series B shares had converted to common stock.

In November and December 2013, all 550,000 shares of Series B Preferred Stock converted into 414,249 shares of common stock and the rights and preferences of the Series B Preferred were of no further effect.

Common Stock

Our common stock trades on the OTC® under the symbol “CLPI.”  Holders of our common stock are entitled to one vote per share and receive dividends or other distributions when, and if, declared by our Board of Directors.  We have reserved 6,874,160 shares for issuance on conversion of convertible subordinated notes, exercise of warrants, and equity incentive awards.

We have issued common stock for the acquisition of residual portfolios and our equity investment in DPPL (Note 4).  In 2012, we sold 1,832,506 shares in private placements for $2,805,000, including the $56,250 fair value of 112,500 warrants as part of unit subscriptions.  Also in 2012, a total of 304,000 shares with a fair value of $456,000 based on common stock private placements were issued for consulting, financial,  international acquisition advisory, and public relations services. In 2013, 2,560,142 shares were sold in private placements for $4,089,000, including the $1,261,036 fair value of 2,078,737 warrants as part of unit subscriptions, 391,920 shares were issued in the cashless exercise of 804,467 warrants, equity awards totaling 431,250 shares for consulting and other services having a total fair value of $514,375, and equity awards totaling 18,100 shares to certain DPPL employees having a $27,150 fair value.

Warrants

A total of 4,657,496 warrants for our common stock with exercise prices ranging from $1.00 to $3.00 per share ($1.82 weighted average) have been issued in connection with our financing transactions and expire as follows: 2015 – 617,501; 2016 – 500,000; 2017 – 527,925 and 2018 – 3,012,070.  On exercise, the warrants will be settled in delivery of unregistered shares of our common stock. Warrants for 253,333 shares having a total fair value of $199,361 were issued in 2013 for financial consulting services.

The following table summarizes the changes in Warrants for the years ended December 31, 2013 and 2012.

Shares
Outstanding at December 31, 2011	1,946,968
Granted	502,925
Exercised	-
Expired/canceled	-
Outstanding at December 31, 2012	2,449,893
Granted	3,012,070
Exercised	(391,920)
Expired/canceled	(412,547)
Outstanding at December 31, 2013	4,657,496

One of the warrants for 500,000 shares is exercisable only if the Company: (i) does not raise at least $3.0 million in equity financing before April 2014; or, (ii) does not extend the maturity dates of subordinated notes payable to December 31, 2016 and raise equity financing before April 2014 of $1.0 million, or $1.5 million if the attrition rate of CCI’s residual portfolios exceeds an average of 1.4% during the three-month periods ending June and September 2014.  As of this report date, management estimates that one or more of these conditions will be achieved and these warrants will not be exercisable.  As such, no amounts have been recorded related to these contingent warrants.

During 2013, we estimates the fair value of warrant granted using the Black-Scholes option valuation model .The expected life of warrant represents the term of warrant. The expected stock volatility is based on the average of historical volatility of the Company’s common stock and other subjective factors. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time awards are granted, and the expected dividend rate takes into account the absence of any historical payments and management’s intention to retain all earnings for future operations and expansion.

The fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model with the following weighted average assumptions for grants during fiscal 2013:

Warrants	2013
Risk-free interest rates	0.0123
Expected volatility	0.9138
Dividend yields	0.0000
Expected lives	5 years

2011 Equity Incentive Plan

The 2011 Equity Incentive Plan (“Plan”) provides for issuing equity awards for an aggregate of 2.0 million shares of our common stock in the form of grants of restricted shares, incentive stock options (employees only), nonqualified stock options, share appreciation rights, performance shares, and performance units.  The purposes of the Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors, and consultants, and to promote the long-term growth and profitability of the Company.  Stock option awards have a maximum contractual life of ten years and specific vesting terms and performance goals are addressed in each equity award grant.  Shares issued to satisfy awards may be from authorized but unissued or reacquired common stock.

Stock Options

Immediately exercisable stock options for 900,000 shares of our common stock ($582,920 grant date fair value) were awarded in 2013 and options for 200,000 were granted in 2012.    Exercisable options with a weighted-average exercise price of $2.00 per share for 400,000 shares and $1.38 for 900,000 shares were outstanding at December 31, 2012 and December 31, 2013, respectively.  Intrinsic value is the amount by which the fair value of the underlying stock exceeds the exercise price of an option.  Because the fair value of the underlying stock was more than the exercise price at December 31, 2013, the options had $100,000 intrinsic value. At December 31, 2013, all outstanding options are fully vested and the weighted-average remaining contractual term was 9.2 years; however, if services are earlier terminated, 700,000 options become void 90 days after termination.

We estimates the fair value of stock options granted using the Black-Scholes option valuation model .The expected life of options represents the period of time the options are expected to be outstanding and other subjective factors. The expected stock volatility is based on the average of historical volatility of the Company’s common stock and other subjective factors. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time awards are granted, and the expected dividend rate takes into account the absence of any historical payments and management’s intention to retain all earnings for future operations and expansion. No forfeiture is expected when stock option granted.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes valuation model with the following weighted average assumptions for grants during fiscal 2013 and 2012:

Option plan	2013	2012
Risk-free interest rates	0.0202	0.0030
Expected volatility	0.992	0.00001
Dividend yields	0	0
Expected lives	6 years	3 years

The following table summarizes the changes in Stock option for the years ended December 31, 2013 and 2012.

Shares
Outstanding at December 31, 2011	200,000
Granted	200,000
Exercised	-
Expired	-
Outstanding at December 31, 2012	400,000
Granted	900,000
Exercised	-
Expired	(400,000)
Forfeited	-
Outstanding at December 31, 2013	900,000